Leasing and other commitments (Details) - GBP (£) £ in Thousands	Jan. 31, 2018	Feb. 17, 2017	Jan. 31, 2017
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments payable under non-cancellable operating lease	£ 1,480		£ 210
Not later than one year
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments payable under non-cancellable operating lease	337		88
Later than one year and not later than five years
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments payable under non-cancellable operating lease	£ 1,143		£ 122
New UK Office Premises
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments payable under non-cancellable operating lease		£ 687